Inventories (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Ore on leach pad	$ 6,583,986	$ 3,903,297
Carbon column in process	133,640	235,762
Finished goods	129,391	194,623
Total	$ 6,847,017	$ 4,333,682